NOTE 10 - INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Increase (Decrease) Adjustment						$ 528,889	$ 147,281
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent						21.00%
Operating Income (Loss)	$ (2,482,731)	$ (1,322,429)	$ 2,665,162	$ (3,034,072)	$ (2,595,405)	$ (3,662,146)	(1,267,124)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent						19.00%
Deferred Tax Assets, Gross			774,620			$ 774,620	$ 237,680
U K Operation [Member]
Operating Loss Carryforwards [Line Items]
Operating Income (Loss)						4,885,206
Deferred Tax Assets, Gross			$ 4,885,206			$ 4,885,206